Revenue from Contract with Customers - Summary of Contractual Assets and Liabilities from Contracts with Customers (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenue [abstract]
Trade receivables	€ 302,688	€ 295,951
Contract assets	180,459	168,515
Contract liabilities	(10,414)	(16,545)
Advances from customers	33,425	16,622
Non-current advances from customers	€ (98,848)	€ (44,046)